Operating Expenses - Components of Operating Expenses (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Operating Expenses 1 [Abstract]
Salaries, commissions and allowances	$ 592	$ 550	$ 1,178	$ 1,105
Share-based payments	14	13	23	28
Post-employment benefits	34	39	72	78
Total staff costs	640	602	1,273	1,211
Goods and services	229	196	463	414
Data	59	55	112	105
Telecommunications	9	9	14	17
Real estate	26	38	50	69
Fair value adjustments	1	(1)	4	(6)
Total operating expenses	$ 964	$ 899	$ 1,916	$ 1,810